Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,020,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,065.06
Total Offset Amount	0.00
Net Fee	3,065.06
Narrative - Max Aggregate Offering Price	$ 20,020,000
Final Prospectus	true